Derivatives	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives
Derivatives
Interest Rate Cap
Sirius Group entered into an interest rate swap ("Interest Rate Cap") with two financial institutions where it paid an upfront premium and in return receives a series of quarterly payments based on the 3-month London Interbank Offered Rate ("LIBOR") at the time of payment. The Interest Rate Cap does not qualify for hedge accounting. Changes in fair value are recognized as unrealized gains or losses and are presented within Other revenue. The fair value of the interest rate cap has been estimated using a non-binding single broker quote and, accordingly, has been classified as a Level 3 measurement as of December 31, 2019 and 2018. Collateral held is recorded within short-term investments with an equal amount recognized as a liability to return collateral. Sirius Group's liability to return that collateral is based on the amounts provided by the counterparties and investment earnings thereon. As of December 31, 2019 and 2018, Sirius Group held collateral balances of $0.2 million and $0.3 million, respectively.
Foreign Currency Swaps
Sirius Group executes foreign currency swaps to manage foreign currency exposure. The foreign currency swaps have not been designated or accounted for under hedge accounting. Changes in fair value are recognized as unrealized gains or losses and are presented within Net foreign exchange gains. The fair value of the foreign currency swaps has been estimated using a non-binding single broker quote and accordingly, has been classified as a Level 3 measurement as of December 31, 2019 and 2018. Sirius Group does not provide or hold any collateral associated with the swaps.
Foreign Currency Forward
Sirius Group executes foreign currency forwards to manage currency exposure against a foreign currency investment. The foreign currency forwards are not designated or accounted for under hedge accounting. Changes in fair value are recognized as unrealized gains or losses and are presented within Net foreign exchange gains. The fair value of the foreign currency forwards are estimated using a single broker quote and accordingly, classified as a Level 3 measurement. Sirius Group did not provide or hold any collateral associated with the forwards.
Weather Derivatives
Sirius Group holds assets and assumes liabilities related to weather and weather contingent risk management products. Weather and weather contingent derivative contracts are entered into with the objective of generating profits in normal climatic conditions. Accordingly, Sirius Group's weather and weather contingent derivatives are not designed to meet the criteria for hedge accounting under GAAP. Sirius Group receives payment of premium at the contract inception in exchange for bearing the risk of variations in a quantifiable weather index. Changes in fair value are recognized as unrealized gains or losses and are presented within Other revenue. Management uses available market data and internal pricing models based upon consistent statistical methodologies to estimate the fair value. Because of the significance of the unobservable inputs used to estimate the fair value of Sirius Group's weather risk contracts, the fair value measurements of the contracts are deemed to be Level 3 measurements in the fair value hierarchy as of December 31, 2019 and 2018. Sirius Group does not provide or hold any collateral associated with the weather derivatives.
Equity Futures Contracts

Sirius Group holds restricted equity warrants as part of its investment strategy. The equity warrants are not designated or accounted for under hedge accounting. Changes in fair value are presented within Net unrealized investment gains (losses). The fair value of the equity warrants is estimated using a single broker quote and accordingly, classified as a Level 3 measurement. Sirius Group did not provide or hold any collateral associated with the equity warrants.
Equity Put Options
Sirius Group sells equity put options as part of its investment strategy. The equity put options were not designated or accounted for under hedge accounting. Changes in fair value are presented within Net unrealized investment (losses) gains. The fair value of the equity put options is widely available and have quoted prices in active markets and accordingly, were classified as a Level 1 measurement.
The following tables summarize information on the classification and amount of the fair value of derivatives not designated as hedging instruments within the Company's Consolidated Balance Sheets as of December 31, 2019 and 2018:

(Millions)	2019			2018
Derivatives not designated as hedging instruments	Notional value	Asset derivative at fair value(1)	Liability derivative at fair value(2)	Notional value	Asset derivative at fair value(1)	Liability derivative at fair value(2)
Interest rate cap	$250.0	$—	$—	$250.0	$0.2	$—
Foreign currency swaps	$90.0	$—	$3.6	$45.0	$—	$4.6
Foreign currency forwards	$(30.0)	$2.7	$5.7	$—	$—	$—
Weather derivatives	$110.7	$7.0	$—	$150.5	$3.9	$—
Equity futures contracts	$34.5	$—	$—	$—	$—	$—
Equity warrants	$0.4	$0.4	$—	$—	$—	$—
Equity put options	$31.0	$1.3	$0.2	$6.2	$—	$0.5
(1)Asset derivatives are classified within Other assets within the Company's Consolidated Balance Sheets of December 31, 2019 and 2018.
(2)Liability derivatives are classified within Other liabilities within the Company's Consolidated Balance Sheets of December 31, 2019 and 2018.
The following table summarizes information on the classification and net impact on earnings, recognized in the Company's Consolidated Statements of (Loss) relating to derivatives during the years ended December 31, 2019, 2018, and 2017:

(Millions) Derivatives not designated as hedging instruments	Classification of gains (losses) recognized in earnings	2019	2018	2017
Interest rate cap	Other revenues	$(0.2)	$0.1	$(1.5)
Foreign currency swaps	Net foreign exchange gains	$4.2	$6.9	$(11.3)
Foreign currency forwards	Net foreign exchange gains	$(10.4)	$—	$(0.3)
Weather derivatives	Other revenues	$(1.1)	$5.2	$(1.5)
Equity futures contracts	Net realized investment gains (losses)	$(1.7)	$1.7	$—
Equity put options	Net realized investment gains (losses)	$(0.8)	$—	$—
Equity put options	Net unrealized investment gains (losses)	$(0.8)	$—	$—
Equity warrants	Net unrealized investment gains (losses)	$0.4	$—	$—